S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 04, 2026 USD ($) shares
Meridian3 Partners Sponsor LLC [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,031,250
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Meridian3 Partners Sponsor LLC [Member] | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,750,000
Meridian3 Partners Sponsor LLC [Member] | Office Space, Secretarial And Administrative Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, secretarial and administrative services provided to members of our management team
Sponsor Compensation Amount	$ 20,000
Meridian3 Partners Sponsor LLC [Member] | Promissory Note [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	loans made to us to pursuant to the promissory note cover offering related and organizational expenses
Sponsor Compensation Amount	$ 300,000
Meridian3 Partners Sponsor LLC, Officers And Directors [Member] | Reimbursement Of Out Of Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination